Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, shares authorized	337,500	337,500
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	125,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	2,615,737	122,044
Common stock, shares outstanding	2,615,737	122,044
Series A Preferred Stock [Member]
Preferred stock, shares authorized	150,000	150,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	149,892	150,000
Preferred stock, shares outstanding	149,892	150,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	80,000
Preferred stock, par value	$ 10
Preferred stock, shares issued	0	29,750
Preferred stock, shares outstanding	0	29,750
Temporary equity,share authorized	80,000	80,000
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Temporary equity, per share	$ 10.00	$ 10.00
Temporary equity, shares issued	0	29,750
Temporary equity, shares outstanding	0	29,750